Unaudited Interim Consolidated Statements of Changes in Shareholders’ Equity (Deficit) - USD ($)	Ordinary shares	Additional Paid-in Capital	Accumulated Deficit	Accumulated Other Comprehensive (loss) Income	Deficit to Ordinary Shareholders	Non- controlling Interests	Total
Balance at Dec. 31, 2022	$ 18	$ 15,678,812	$ (18,337,830)	$ (75,641)	$ (2,734,641)	$ (41,108)	$ (2,775,749)
Balance (in Shares) at Dec. 31, 2022	48,011,600
Net loss			(3,609,351)		(3,609,351)	(64,633)	(3,673,984)
Foreign currency translation				3,937	3,937	412	4,349
Balance at Jun. 30, 2023	$ 18	15,678,812	(21,947,181)	(71,704)	(6,340,055)	(105,329)	(6,445,384)
Balance (in Shares) at Jun. 30, 2023	48,011,600
Balance at Dec. 31, 2023	$ 20	29,287,795	(23,484,274)	(93,154)	5,710,387	(54,660)	$ 5,655,727
Balance (in Shares) at Dec. 31, 2023	52,381,600						52,381,600
Issuance of shares through private placements	$ 3	2,304,672			2,304,675		$ 2,304,675
Issuance of shares through private placements (in Shares)	8,205,862
Issuance of shares for convertible notes conversion	$ 1	399,999			400,000		400,000
Issuance of shares for convertible notes conversion (in Shares)	984,494
Net loss			(2,914,293)		(2,914,293)	(26,235)	(2,940,528)
Foreign currency translation				139,622	139,622	8,056	147,678
Balance at Jun. 30, 2024	$ 24	$ 31,992,466	$ (26,398,567)	$ 46,468	$ 5,640,391	$ (72,839)	$ 5,567,552
Balance (in Shares) at Jun. 30, 2024	61,571,956						61,571,956